Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of:

	2014	2013
Cost
Land	$267	$236
Buildings	1,718	1,592
Machinery and equipment	11,643	11,510

	13,628	13,338
Accumulated depreciation
Buildings	(605)	(579)
Machinery and equipment	(7,359)	(7,318)

	$5,664	$5,441